Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 1,264,463	$ 1,395,945
Restricted cash		8,096,121	2,224,722
Accounts receivable, net		28,992,149	8,936,315
Notes receivable		2,381,940	835,090
Inventories, net		17,660,390	15,843,546
Prepaid expenses and other current assets		4,073,702	5,962,953
TOTAL CURRENT ASSETS		63,010,873	35,815,895
NON-CURRENT ASSETS
Long-term prepayments and other non-current assets		3,039,185	1,524,494
Plant, property and equipment, net		60,503,274	65,561,251
Land use rights, net		9,197,978	9,673,696
Intangible assets, net		71,909	80,940
Long-term investments, net		2,007,957	1,879,986
Finance lease right-of-use assets		5,191,856	5,968,268
TOTAL NON-CURRENT ASSETS		80,012,159	84,688,635
TOTAL ASSETS		143,023,032	120,504,530
CURRENT LIABILITIES
Accounts payable		49,959,735	33,872,581
Note payable		16,091,959	4,148,265
Short-term loan		1,643,993	7,042,353
Deferred revenue		1,809,366	349,314
Deferred government subsidy		3,049,607	2,816,941
Income taxes payable		491,745	501,372
Finance lease liabilities, current		1,603,694	2,610,633
Long-term loan, current		485,556	478,880
Long-term payable, current		3,231,126	4,710,644
Consideration payable, current		801,866	591,369
Accrued expenses and other current liabilities		3,391,157	1,561,051
TOTAL CURRENT LIABILITIES		86,756,609	63,488,418
NON-CURRENT LIABILITIES
Long-term loan, non-current		26,410,701	3,507,092
Finance lease liabilities, non-current		629,053	2,295,339
Long term payable, non-current		403,726	2,983,062
Consideration payable, non-current		1,338,719	2,703,528
Deferred tax liabilities, net		189,551	195,327
TOTAL NON-CURRENT LIABILITIES		28,971,750	11,684,348
TOTAL LIABILITES		115,728,359	75,172,766
COMMITMENTS AND CONTINGENCIES (Note 23)
MEZZANINE EQUITY
Redeemable non-controlling interests			34,543,186
EQUITY
Subscription receivable		(100,000)
Additional paid-in capital		32,175,698	32,620,568
Statutory reserves		2,477,940	2,477,940
Accumulated deficits		(42,243,463)	(30,467,027)
Accumulated other comprehensive loss		(2,577,144)	(1,989,087)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS		(10,264,271)	2,645,008
Non-controlling interests		37,558,944	8,143,570
TOTAL EQUITY		27,294,673	10,788,578
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY		143,023,032	120,504,530
Related Party
CURRENT ASSETS
Due from related parties		542,108	617,324
CURRENT LIABILITIES
Deferred revenue - related parties			340,850
Due to related parties		4,196,805	4,464,165
Class A Ordinary Shares
EQUITY
Ordinary shares	[1]	2,041	1,957
Class B Ordinary Shares
EQUITY
Ordinary shares	[1]	$ 657	$ 657

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).